Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Issued Capital

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, January 1, 2016	502,163,163	$8,994
Issued on exercise of equity compensation plans (1)	600,775	3
Cancellation of dividend reinvestment plan (2)	(175)	—

Balance, December 31, 2016	502,763,763	$8,997
Issued on exercise of equity compensation plans (1)	1,577,225	4
Elimination of deficit	—	(6,820)

Balance, December 31, 2017	504,340,988	$2,181

(1)	Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
(2)	In March 2016, the Company cancelled its dividend reinvestment plan.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2017	2016
Balance, beginning of year	$97	$92
Share-based compensation expense	8	7
Net benefit on options exercised(1)	(9)	(2)

Balance, end of year	$96	$97

(1)	Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.